Description of Business	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business

Note 1 – Description of Business

Surna Inc. (the “Company”) was incorporated in Nevada on October 15, 2009. We design, engineer and sell environmental control and other technologies for the Controlled Environment Agriculture (CEA) industry. The CEA industry is one of the fastest-growing sectors of the United States’ economy. From leafy greens (kale, Swiss chard, mustard, cress), microgreens (leafy greens harvested at the first true leaf stage), ethnic vegetables and small fruits (such as strawberries, blackberries and raspberries) to bell peppers, cucumbers, tomatoes and cannabis and hemp, some producers grow crops indoors in response to market dynamics or as part of their preferred farming practice. In service of the CEA industry, our principal technologies include: (i) liquid-based process cooling systems and other climate control systems, (ii) air handling equipment and systems, (iii) a full-service engineering package for designing and engineering commercial scale thermodynamic systems specific to cultivation facilities, and (iv) automation and control devices, systems and technologies used for environmental, lighting and climate control. Our customers include commercial, state- and provincial-regulated CEA growers in the U.S. and Canada as well as other international locations. Customers are those growers building new facilities and those expanding or retrofitting existing facilities. Currently, our revenue stream is derived primarily from supplying our products, services and technologies to commercial indoor facilities ranging from several thousand to more than 100,000 square feet. Headquartered in Boulder, Colorado, we leverage our experience in this space to bring value-added climate control solutions to our customers that help improve their overall crop quality and yield, optimize energy and water efficiency, and satisfy the evolving state and local codes, permitting and regulatory requirements. Although our customers do, we neither produce nor sell cannabis or its related products.

Impact of the COVID-19 Pandemic on Our Business

The impact of the government and the business economic response to the COVID-19 pandemic has affected demand across the majority of our markets and disrupted work on projects. The COVID-19 pandemic is expected to have continued adverse effects on our sales, project implementation, operating margins, and working capital. As of the date of this filing, uncertainty continues to exist concerning the magnitude and duration of the economic impact of the COVID-19 pandemic.

In response to the COVID-19 pandemic and its changing conditions the Company reduced its operational expenses to conserve its cash resources. Many expenses, including travel, marketing, headcount, work hours, and compensation were reduced, deferred, or eliminated while still allowing us to meet our customer obligations and develop new business. As the fiscal year progressed and our sales rebounded, and we were able to obtain additional funds through a forgivable bank loan, we restored our workforce and compensation.

Due to the speed with which the COVID-19 pandemic developed and the resulting uncertainties, including the depth and duration of the disruptions to customers and suppliers, its future effect on our business, on our results of operations, and on our financial condition, cannot be predicted. We expect that the economic disruptions will continue to have an effect on our business over the longer term. Despite this uncertainty, we continue to monitor costs and continue to take actions to reduce costs so as to mitigate the impact of the COVID-19 pandemic to the best of our ability, although they may not be sufficient in the long-run for us to avoid reduced sales, increased losses and reduced operating cash flows.

Refer to Risk Factors, included in Part I, Item 1A of this Annual Report on Form 10-K above, for further discussion of the possible impact of the COVID-19 pandemic on our business.